Quarterly Holdings Report
for
Fidelity Advisor® Diversified Stock Fund
December 31, 2024
ADESI-NPRT1-0325
1.827901.119
Common Stocks - 98.3%
	Shares	Value ($)
AUSTRALIA - 0.2%
Information Technology - 0.2%
Software - 0.2%
Canva Inc Class A (a)(b)	4,833	6,186,675
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	32,000	6,370,892
BRAZIL - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Wheaton Precious Metals Corp	129,900	7,311,704
CANADA - 0.3%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (c)	25,000	929,424
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Canadian Natural Resources Ltd	106,400	3,285,006
Cenovus Energy Inc	71,900	1,089,917
South Bow Corp	47,400	1,118,514
		5,493,437
Information Technology - 0.1%
IT Services - 0.1%
Shopify Inc Class A (United States) (c)	38,100	4,051,173
Materials - 0.0%
Metals & Mining - 0.0%
Agnico Eagle Mines Ltd/CA (United States)	25,200	1,970,892
TOTAL CANADA		12,444,926
CHINA - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.4%
JD.com Inc ADR	328,400	11,385,628
Hotels, Restaurants & Leisure - 0.1%
Trip.com Group Ltd ADR (c)	69,700	4,785,602
TOTAL CONSUMER DISCRETIONARY		16,171,230

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	4,400	914,540
TOTAL CHINA		17,085,770
CONGO DEMOCRATIC REPUBLIC OF - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Ivanhoe Mine Ltd Class A (c)	574,500	6,818,303
FINLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Amer Sports Inc	307,200	8,589,312
FRANCE - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Danone SA	25,400	1,716,526
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
EssilorLuxottica SA	24,600	6,003,538
TOTAL FRANCE		7,720,064
GERMANY - 0.5%
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (c)	46,500	5,298,675
Information Technology - 0.4%
Software - 0.4%
SAP SE ADR	54,400	13,393,824
TOTAL GERMANY		18,692,499
ITALY - 0.8%
Consumer Discretionary - 0.7%
Textiles, Apparel & Luxury Goods - 0.7%
Brunello Cucinelli SpA	208,600	22,774,654
Moncler SpA	48,867	2,580,551
Prada Spa	100,000	774,465
		26,129,670
Industrials - 0.1%
Electrical Equipment - 0.1%
Prysmian SpA	39,100	2,497,337
TOTAL ITALY		28,627,007
LUXEMBOURG - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
CVC Capital Partners PLC (c)(d)(e)	179,230	3,947,034
NETHERLANDS - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Argenx SE ADR (c)	39,400	24,231,000
SPAIN - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Industria de Diseno Textil SA	26,000	1,331,823
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (c)	6,700	366,959
TAIWAN - 1.0%
Information Technology - 1.0%
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	184,000	36,338,160
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Compass Group PLC	74,105	2,465,728
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	156,300	4,523,322
Financials - 0.5%
Banks - 0.1%
Starling Bank Ltd Class D (a)(b)(c)	879,300	2,785,013
Capital Markets - 0.4%
3i Group PLC	5,000	222,566
London Stock Exchange Group PLC	96,200	13,579,108
		13,801,674
TOTAL FINANCIALS		16,586,687

Industrials - 0.0%
Professional Services - 0.0%
RELX PLC	22,900	1,037,575
TOTAL UNITED KINGDOM		24,613,312
UNITED STATES - 92.5%
Communication Services - 10.0%
Entertainment - 1.4%
Electronic Arts Inc	27,700	4,052,510
Live Nation Entertainment Inc (c)	29,800	3,859,100
Netflix Inc (c)	36,400	32,444,048
ROBLOX Corp Class A (c)	46,200	2,673,132
Spotify Technology SA (c)	15,300	6,844,914
Walt Disney Co/The	20,000	2,227,000
		52,100,704
Interactive Media & Services - 8.6%
Alphabet Inc Class A	87,700	16,601,610
Alphabet Inc Class C	864,860	164,703,938
Meta Platforms Inc Class A	210,231	123,092,353
Reddit Inc Class A	14,900	2,435,256
Reddit Inc Class B (c)	3,500	572,040
		307,405,197
Media - 0.0%
EchoStar Corp (b)	44,158	1,011,218
TOTAL COMMUNICATION SERVICES		360,517,119

Consumer Discretionary - 12.3%
Automobiles - 1.6%
General Motors Co	196,500	10,467,555
Tesla Inc (c)	114,900	46,401,216
		56,868,771
Broadline Retail - 5.6%
Amazon.com Inc (c)	926,300	203,220,958
Diversified Consumer Services - 0.2%
Duolingo Inc Class A (c)	1,300	421,499
Service Corp International/US	115,300	9,203,246
		9,624,745
Hotels, Restaurants & Leisure - 0.8%
Airbnb Inc Class A (c)	25,100	3,298,391
Cava Group Inc (c)	88,800	10,016,640
Hilton Worldwide Holdings Inc	20,484	5,062,825
Starbucks Corp	122,000	11,132,500
		29,510,356
Household Durables - 0.7%
DR Horton Inc	98,600	13,786,252
Lennar Corp Class A	6,500	886,405
Toll Brothers Inc	97,000	12,217,150
		26,889,807
Specialty Retail - 3.0%
Best Buy Co Inc	15,000	1,287,000
Group 1 Automotive Inc	12,800	5,394,944
Home Depot Inc/The	79,500	30,924,705
Lowe's Cos Inc	172,966	42,688,009
Revolve Group Inc Class A (c)	24,100	807,109
RH (c)	39,700	15,625,523
TJX Cos Inc/The	69,740	8,425,289
Tractor Supply Co	28,500	1,512,210
		106,664,789
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands Inc (c)	10,000	81,400
Ralph Lauren Corp Class A	22,900	5,289,442
Tory Burch LLC Class A (a)(b)(c)(g)	28,846	1,107,964
VF Corp (f)	307,500	6,598,950
		13,077,756
TOTAL CONSUMER DISCRETIONARY		445,857,182

Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 1.1%
Costco Wholesale Corp	4,100	3,756,707
Performance Food Group Co (c)	24,300	2,054,565
Target Corp	34,800	4,704,264
Walmart Inc	312,100	28,198,235
		38,713,771
Household Products - 0.4%
Clorox Co/The	91,300	14,828,033
Personal Care Products - 0.2%
BellRing Brands Inc (c)	4,900	369,166
Estee Lauder Cos Inc/The Class A	46,200	3,464,076
Kenvue Inc	87,900	1,876,665
		5,709,907
Tobacco - 0.0%
Philip Morris International Inc	11,000	1,323,849
TOTAL CONSUMER STAPLES		60,575,560

Energy - 3.1%
Energy Equipment & Services - 1.2%
Baker Hughes Co Class A	1,089,800	44,703,596
Oil, Gas & Consumable Fuels - 1.9%
Antero Resources Corp (c)	50,000	1,752,500
Energy Transfer LP	820,700	16,077,513
Enterprise Products Partners LP	163,300	5,121,088
Exxon Mobil Corp	330,900	35,594,913
ONEOK Inc	57,700	5,793,080
Range Resources Corp	40,400	1,453,592
		65,792,686
TOTAL ENERGY		110,496,282

Financials - 14.3%
Banks - 2.5%
Citigroup Inc	10,400	732,056
Citizens Financial Group Inc	121,700	5,325,592
JPMorgan Chase & Co	96,100	23,036,131
M&T Bank Corp	90,500	17,014,905
PNC Financial Services Group Inc/The	52,600	10,143,910
Wells Fargo & Co	508,000	35,681,920
		91,934,514
Capital Markets - 5.1%
Ares Management Corp Class A	105,400	18,658,962
Bank of New York Mellon Corp/The	220,600	16,948,698
Blackrock Inc	16,600	17,016,826
Blue Owl Capital Inc Class A	538,500	12,525,510
Coinbase Global Inc Class A (c)	37,300	9,261,590
Evercore Inc Class A	2,800	776,132
Goldman Sachs Group Inc/The	33,100	18,953,722
Intercontinental Exchange Inc	51,300	7,644,213
KKR & Co Inc Class A	207,000	30,617,371
Moody's Corp	10,300	4,875,711
Morgan Stanley	188,900	23,748,508
MSCI Inc	2,700	1,620,027
Northern Trust Corp	51,274	5,255,585
State Street Corp	148,600	14,585,090
		182,487,945
Consumer Finance - 0.9%
American Express Co	57,100	16,946,709
Capital One Financial Corp	58,500	10,431,720
Discover Financial Services	37,900	6,565,417
		33,943,846
Financial Services - 3.9%
Apollo Global Management Inc	165,300	27,300,948
Berkshire Hathaway Inc Class B (c)	19,345	8,768,702
Block Inc Class A (c)	60,200	5,116,397
Mastercard Inc Class A	110,759	58,322,367
PayPal Holdings Inc (c)	152,400	13,007,340
Visa Inc Class A	93,500	29,549,740
		142,065,494
Insurance - 1.9%
Arthur J Gallagher & Co	64,254	18,238,498
Chubb Ltd	105,900	29,260,170
Hartford Financial Services Group Inc/The	23,000	2,516,200
Marsh & McLennan Cos Inc	60,100	12,765,841
The Travelers Companies, Inc.	17,742	4,273,870
		67,054,579
TOTAL FINANCIALS		517,486,378

Health Care - 7.6%
Biotechnology - 1.2%
Alnylam Pharmaceuticals Inc (c)	16,000	3,764,960
Avidity Biosciences Inc (c)	52,000	1,512,160
Blueprint Medicines Corp (c)	3,000	261,660
Exact Sciences Corp (c)	73,500	4,129,965
Gilead Sciences Inc	276,200	25,512,594
Madrigal Pharmaceuticals Inc (c)(f)	9,300	2,869,701
Moderna Inc (c)	55,800	2,320,164
Nuvalent Inc Class A (c)	31,800	2,489,304
Scholar Rock Holding Corp (c)	19,200	829,824
		43,690,332
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp (c)	496,037	44,306,025
Glaukos Corp (c)	61,400	9,206,316
Insulet Corp (c)	72,300	18,875,361
Intuitive Surgical Inc (c)	43,200	22,548,672
Stryker Corp	39,049	14,059,592
		108,995,966
Health Care Providers & Services - 1.8%
UnitedHealth Group Inc	125,408	63,438,891
Health Care Technology - 0.1%
Doximity Inc Class A (c)	48,400	2,584,076
Life Sciences Tools & Services - 0.8%
Bruker Corp	112,300	6,583,026
Danaher Corp	22,300	5,118,965
Thermo Fisher Scientific Inc	35,533	18,485,333
		30,187,324
Pharmaceuticals - 0.7%
Eli Lilly & Co	34,838	26,894,936
TOTAL HEALTH CARE		275,791,525

Industrials - 10.6%
Aerospace & Defense - 1.4%
Boeing Co (c)	90,720	16,057,440
BWX Technologies Inc	4,000	445,560
GE Aerospace	34,400	5,737,576
General Dynamics Corp	28,900	7,614,861
Howmet Aerospace Inc	106,200	11,615,094
Standardaero Inc (f)	17,800	440,728
TransDigm Group Inc	4,800	6,082,944
Woodward Inc	15,100	2,512,942
		50,507,145
Air Freight & Logistics - 0.0%
CH Robinson Worldwide Inc	19,000	1,963,080
Building Products - 2.4%
AZEK Co Inc/The Class A (c)	37,500	1,780,125
Builders FirstSource Inc (c)	24,900	3,558,957
Carrier Global Corp	405,900	27,706,734
Fortune Brands Innovations Inc	82,200	5,616,726
Trane Technologies PLC	128,449	47,442,638
		86,105,180
Commercial Services & Supplies - 0.2%
ACV Auctions Inc Class A (c)	46,300	1,000,080
Cintas Corp	25,140	4,593,078
		5,593,158
Construction & Engineering - 0.0%
EMCOR Group Inc	5,300	2,405,670
Electrical Equipment - 2.8%
Eaton Corp PLC	112,600	37,368,562
GE Vernova Inc	177,400	58,352,182
Hubbell Inc	12,800	5,361,792
		101,082,536
Ground Transportation - 0.5%
Norfolk Southern Corp	75,200	17,649,440
Industrial Conglomerates - 0.6%
3M Co	155,400	20,060,586
Machinery - 1.0%
Allison Transmission Holdings Inc	38,500	4,160,310
Cummins Inc	8,400	2,928,240
Dover Corp	19,000	3,564,400
Parker-Hannifin Corp	14,200	9,031,626
Pentair PLC	73,200	7,366,848
Westinghouse Air Brake Technologies Corp	51,400	9,744,926
		36,796,350
Professional Services - 0.6%
Leidos Holdings Inc	38,600	5,560,716
Paycom Software Inc	15,100	3,095,047
TransUnion	125,900	11,672,189
		20,327,952
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies Inc	11,200	2,682,064
United Rentals Inc	20,700	14,581,908
Watsco Inc	29,100	13,790,199
WW Grainger Inc	8,300	8,748,615
		39,802,786
TOTAL INDUSTRIALS		382,293,883

Information Technology - 25.8%
Communications Equipment - 0.1%
Arista Networks Inc	44,800	4,951,744
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp Class A	232,000	16,112,400
Flex Ltd (c)	38,400	1,474,176
		17,586,576
IT Services - 0.2%
IBM Corporation	34,900	7,672,067
X Holdings Corp Class A (a)(b)(c)	22,870	698,221
		8,370,288
Semiconductors & Semiconductor Equipment - 10.9%
Analog Devices Inc	74,300	15,785,778
Broadcom Inc	261,100	60,533,424
Marvell Technology Inc	433,748	47,907,467
Micron Technology Inc	56,300	4,738,208
NVIDIA Corp	1,924,200	258,400,818
Onto Innovation Inc (c)	12,600	2,100,042
Teradyne Inc	13,300	1,674,736
		391,140,473
Software - 7.0%
Applied Intuition Inc Class A (a)(b)	6,266	388,491
AppLovin Corp Class A (c)	5,700	1,845,831
Autodesk Inc (c)	33,000	9,753,810
Coreweave Inc Class A (a)(b)	4,162	3,911,656
Fair Isaac Corp (c)	2,450	4,877,779
HubSpot Inc (c)	5,900	4,110,943
Microsoft Corp	490,313	206,666,930
Oracle Corp	35,100	5,849,064
Servicenow Inc (c)	1,500	1,590,180
Zoom Communications Inc Class A (c)	172,500	14,077,725
		253,072,409
Technology Hardware, Storage & Peripherals - 7.1%
Apple Inc	1,026,455	257,044,861
TOTAL INFORMATION TECHNOLOGY		932,166,351

Materials - 2.9%
Chemicals - 1.4%
Air Products and Chemicals Inc	6,900	2,001,276
CF Industries Holdings Inc	119,100	10,161,612
Linde PLC	56,790	23,776,270
Sherwin-Williams Co/The	32,766	11,138,146
		47,077,304
Construction Materials - 0.3%
Martin Marietta Materials Inc	12,300	6,352,950
Vulcan Materials Co	12,100	3,112,483
		9,465,433
Containers & Packaging - 0.9%
Ball Corp	27,000	1,488,510
International Paper Co	604,600	32,539,572
		34,028,082
Metals & Mining - 0.2%
Freeport-McMoRan Inc	203,900	7,764,512
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp	45,300	4,690,815
TOTAL MATERIALS		103,026,146

Real Estate - 2.5%
Office REITs - 0.1%
BXP Inc	49,900	3,710,564
Real Estate Management & Development - 1.0%
CBRE Group Inc Class A (c)	150,200	19,719,758
Jones Lang LaSalle Inc (c)	9,200	2,328,888
Zillow Group Inc Class C (c)	192,500	14,254,625
		36,303,271
Residential REITs - 0.4%
Camden Property Trust	17,300	2,007,492
Equity Residential	164,600	11,811,696
		13,819,188
Retail REITs - 0.4%
Simon Property Group Inc	76,200	13,122,402
Specialized REITs - 0.6%
Equinix Inc	1,900	1,791,491
Public Storage Operating Co	71,900	21,529,736
		23,321,227
TOTAL REAL ESTATE		90,276,652

Utilities - 1.7%
Electric Utilities - 1.2%
Constellation Energy Corp	40,500	9,060,255
Edison International	39,300	3,137,712
FirstEnergy Corp	78,600	3,126,708
NextEra Energy Inc	247,800	17,764,782
NRG Energy Inc	17,800	1,605,916
PG&E Corp	351,500	7,093,270
		41,788,643
Independent Power and Renewable Electricity Producers - 0.3%
Vistra Corp	82,400	11,360,488
Multi-Utilities - 0.2%
Sempra	107,100	9,394,812
TOTAL UTILITIES		62,543,943

TOTAL UNITED STATES		3,341,031,021
TOTAL COMMON STOCKS (Cost $2,232,450,813)		3,551,706,461

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (a)(b)(c)	17,226	4,266,191
UNITED STATES - 0.3%
Information Technology - 0.3%
IT Services - 0.1%
Yanka Industries Inc Series E (a)(b)(c)	165,574	546,394
Yanka Industries Inc Series F (a)(b)(c)	265,105	1,420,963
		1,967,357
Software - 0.2%
Applied Intuition Inc Series A2 (a)(b)	8,157	505,734
Applied Intuition Inc Series B2 (a)(b)	3,934	243,908
Coreweave Inc Series C (a)(b)	267	281,282
Evozyne Inc Series A (a)(b)(c)	20,000	331,800
MOLOCO Inc Series A (a)(b)(c)	100,208	6,543,582
		7,906,306
TOTAL UNITED STATES		9,873,663
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,729,883)		14,139,854

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.36	39,935,885	39,943,872
Fidelity Securities Lending Cash Central Fund (h)(i)	4.35	3,689,231	3,689,600
TOTAL MONEY MARKET FUNDS (Cost $43,633,472)			43,633,472

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,295,814,168)	3,609,479,787
NET OTHER ASSETS (LIABILITIES) - 0.1%	2,465,679
NET ASSETS - 100.0%	3,611,945,466

Legend

(a)	Level 3 security
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,229,092 or 0.8% of net assets.

(c)	Non-income producing
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,947,034 or 0.1% of net assets.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $3,947,034 or 0.1% of net assets.

(f)	Security or a portion of the security is on loan at period end.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Applied Intuition Inc Class A	7/02/24	374,048

Applied Intuition Inc Series A2	7/02/24	486,931

Applied Intuition Inc Series B2	7/02/24	234,840

ByteDance Ltd Series E1	11/18/20	1,887,525

Canva Inc Class A	3/18/24 - 5/03/24	5,155,173

Coreweave Inc Class A	11/29/23	1,289,637

Coreweave Inc Series C	5/17/24	208,006

EchoStar Corp	9/30/24	1,238,190

Evozyne Inc Series A	4/09/21	449,400

MOLOCO Inc Series A	6/26/23	6,012,480

Starling Bank Ltd Class D	6/18/21 - 4/05/22	1,694,172

Tory Burch LLC Class A	5/14/15	2,307,790

X Holdings Corp Class A	10/25/22	2,287,000

Yanka Industries Inc Series E	5/15/20	2,000,001

Yanka Industries Inc Series F	4/08/21	8,450,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	50,455,982	138,849,318	149,361,428	410,294	-	-	39,943,872	39,935,885	0.1%
Fidelity Securities Lending Cash Central Fund	15,967,950	31,536,557	43,814,907	1,538	-	-	3,689,600	3,689,231	0.0%
Total	66,423,932	170,385,875	193,176,335	411,832	-	-	43,633,472	43,625,116

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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